QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Shares	Fair Value

CORPORATE BONDS - 15.08%

BRAZIL - 4.62%
Petrobras Global Finance 10/6/2006 6.125% 10/6/2016	200,000	$201,500
Petrobras Global Finance 3/17/2014 3.250% 3/17/2017	250,000	251,000

		452,500

GUATEMALA - 2.12%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	207,900

MEXICO - 7.08%
Credito Real SAB DE CV 3/13/2014 7.500% 03/13/2019	300,000	310,500
Financiera Independencia 6/3/2014 7.500% 6/3/2019	400,000	382,000

		692,500

PANAMA - 1.26%
AES Panama 6/21/2007 6.350% 12/21/2016	120,000	123,180

TOTAL CORPORATE BONDS - 15.08%		1,476,080

COMMON STOCK - 60.45%

GERMANY - 2.31%
Deutsche Bank AG	16,500	226,545

GREAT BRITAIN - 0.03%
Barclays PlC ADR	428	3,253

MEXICO - 16.39%
Cemex SAB de CV ADR**	260	1,604,200

SPAIN - 6.46%
Banco Santander SA ADR**	161,373	632,582

SWITZERLAND - 4.50%
UBS Group AG	34,000	440,640

UNITED STATES - 30.78%
Anthem Inc.	1,200	157,608
Celgene Corp.	1,600	157,808
Century Communities, Inc.	1,314	22,785
Citigroup Inc.	5,900	250,101
Delta Air Lines, Inc.	10,300	375,229
Goldman Sachs Group , Inc.	1,650	245,157
Goodyear Tire & Rubber Co.	15,600	400,296
JP Morgan Chase & Co.	3,500	217,490
MetLife Inc.	6,000	238,980
Nexstar Broadcasting	3,000	142,740
Under Armour Inc. - Class A	4,500	180,585
United Continental Holdings Inc.	10,000	410,400
Wells Fargo	4,500	212,985

		3,012,164

TOTAL COMMON STOCKS - 60.48%		5,919,384

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Shares	Fair Value

EXCHANGE TRADED FUNDS - 4.92%
Financial Select Sector SPDR	9,000	$205,470
Ipath S&P 500 VIX	20,000	276,000

		481,470

TOTAL EXCHANGE TRADES FUNDS - 4.92%		481,470

SHORT TERM INVESTMENTS - 20.77%

Money Market Fund	2,032,801	2,032,801

UMB Money Market Fund - 0.01%*

TOTAL INVESTMENTS - 101.26%		$9,909,735
Liabilities, net of other assets - (1.26%)		(123,037)

NET ASSETS - 100.00%		$9,786,698

SECURITIES SOLD SHORT - (28.58%)

CALL OPTION - (0.00%)
C 07/15/16 C47.S	(59)	(236)
GS 07/15/16 C165	(16)	(112)

TOTAL CALL OPTION		(348)

PUT OPTION - (1.08%)
AAL 07/15/16 P30	(100)	(20,900)
BAC 7/15/16 P13	(230)	(5,060)
C07/15/16 P37.5	(90)	(1,170)
DB 07/15/16 P13	(200)	(7,400)
F 07/15/16 P12.5	(230)	(5,290)
GM 07/15/16 P28	(100)	(4,500)
GS 07/15/16 P140	(23)	(1,587)
MA 067/15/16 P90	(32)	(9,728)
MA 07/15/16 P92.5	(32)	(15,936)
MET 07/15/16 P42.5	(70)	(19,180)
UAL 07/15/16 P43	(45)	(12,285)
VXX 07/15/16 P12.5	(100)	(2,500)

TOTAL PUT OPTION		(105,536)

COMMON STOCKS - (20.27%)

BRAZIL - (20.27%)
Ambev SA	(35,000)	(206,850)
Banco Bradesco S.A.	(91,000)	(710,710)
Itau Unibanco Holding SA	(75,000)	(708,000)
Petroleo Brasileiro S.A.	(50,000)	(358,000)

		(1,983,560)

EXCHANGE TRADED FUNDS - (7.23%)
iShares MSCI Brazil	(23,500)	(708,055)

TOTAL COMMON STOCKS SOLD SHORT - (27.50%)		(2,691,615)

TOTAL SECURITIES SOLD SHORT - (28.58%)		$(2,797,499)

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depository Receipts.

*Effective 7 day yield as of June 30, 2016

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Corporate Bonds	$-	$1,476,080	$-	$1,476,080
Common Stock:
Germany	226,545	-	-	226,545
Great Britain	3,253	-	-	3,253
Mexico	1,604,200	-	-	1,604,200
Spain	632,582	-	-	632,582
Switzerland	440,640	-	-	440,640
United States	3,012,164			3,012,164
Exchang Traded Funds	481,470	-	-	481,470
Money Market	2,032,801			2,032,801

Total Common Stocks	$8,433,655	$1,476,080	$0	$9,909,735

Call Option sold Short	(348)	-	-	(348)
Put Option sold Short	(105,536)	-	-	(105,536)
Common Stock sold Short	(1,983,560)	-	-	(1,983,560)
Exchanged Traded Funds sold short	(708,055)	-	-	(708,055)

Total Shorts	(2,797,499)	-	-	(2,797,499)

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At June 30, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $7,210,045 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$392,399
Gross unrealized depreciation	(490,208)

Net unrealized depreciation	$(97,809)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 26, 2016

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 26, 2016